Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Deferred Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	€ 1,999	€ 1,739
Additions	1,556	1,458
Disposals	(1,337)	(1,177)
Transfers	(3)	2
Translation differences and inflation adjustments	(48)	(23)
Capitalized costs, ending balance	2,167	1,999
Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	1,001	854
Additions	885	838
Disposals	(5)	(2)
Transfers	(764)	(682)
Translation differences and inflation adjustments	(44)	(7)
Capitalized costs, ending balance	1,073	1,001
Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	998	885
Additions	671	620
Disposals	(1,332)	(1,175)
Transfers	761	684
Translation differences and inflation adjustments	(4)	(16)
Capitalized costs, ending balance	1,094	998
Impairment losses | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and inflation adjustments	0	0
Capitalized costs, ending balance	0	0
Impairment losses | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and inflation adjustments	0	0
Capitalized costs, ending balance	0	0
Of obtaining a contract | Cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	774	610
Additions	759	694
Disposals	(5)	(1)
Transfers	(601)	(536)
Translation differences and inflation adjustments	(56)	7
Capitalized costs, ending balance	871	774
Of obtaining a contract | Cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	815	710
Additions	573	534
Disposals	(1,077)	(967)
Transfers	599	538
Translation differences and inflation adjustments	(21)	0
Capitalized costs, ending balance	889	815
Of fulfilling a contract | Cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	227	244
Additions	126	144
Disposals	0	(1)
Transfers	(163)	(146)
Translation differences and inflation adjustments	12	(14)
Capitalized costs, ending balance	202	227
Of fulfilling a contract | Cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	183	175
Additions	98	86
Disposals	(255)	(208)
Transfers	162	146
Translation differences and inflation adjustments	17	(16)
Capitalized costs, ending balance	€ 205	€ 183